STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

December 31, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2%
Advertising - .6%
Clear Channel Outdoor Holdings Inc., Gtd. Notes		7.75	4/15/2028	90,000	[c]	65,817
Clear Channel Outdoor Holdings Inc., Sr. Scd. Notes		5.13	8/15/2027	595,000	[c]	516,847
Summer BC Holdco B SARL, Sr. Scd. Bonds	EUR	5.75	10/31/2026	530,000	[c]	485,784
					1,068,448
Aerospace & Defense - .8%
Bombardier Inc., Sr. Unscd. Notes		7.50	3/15/2025	46,000	[c]	45,649
Spirit AeroSystems Inc., Scd. Notes		7.50	4/15/2025	350,000	[c]	346,608
Spirit AeroSystems Inc., Sr. Scd. Notes		9.38	11/30/2029	88,000	[c]	92,748
TransDigm Inc., Gtd. Notes		4.88	5/1/2029	157,000		137,143
TransDigm Inc., Gtd. Notes		5.50	11/15/2027	730,000		686,988
					1,309,136
Airlines - .4%
Air Canada, Sr. Scd. Notes		3.88	8/15/2026	190,000	[c]	168,612
American Airlines Inc., Sr. Scd. Notes		5.50	4/20/2026	100,000	[c]	96,340
American Airlines Inc., Sr. Scd. Notes		5.75	4/20/2029	280,000	[c]	256,413
Delta Air Lines Inc., Sr. Scd. Notes		4.75	10/20/2028	180,000	[c]	169,472
					690,837
Automobiles & Components - 1.9%
Clarios Global LP, Gtd. Notes		8.50	5/15/2027	350,000	[c]	342,495
Clarios Global LP, Sr. Scd. Notes		6.25	5/15/2026	170,000	[c]	166,424
Dealer Tire LLC, Sr. Unscd. Notes		8.00	2/1/2028	549,000	[c]	483,918
Faurecia SE, Sr. Unscd. Bonds	EUR	7.25	6/15/2026	320,000		346,456
Ford Motor Credit Co., Sr. Unscd. Notes		4.00	11/13/2030	380,000		312,666
Ford Motor Credit Co., Sr. Unscd. Notes	GBP	4.54	3/6/2025	400,000		460,778
IHO Verwaltungs GmbH, Sr. Scd. Bonds		6.00	5/15/2027	200,000	[c,d]	175,905
IHO Verwaltungs GmbH, Sr. Scd. Notes	EUR	3.88	5/15/2027	410,000	[c,d]	372,459
Jaguar Land Rover Automotive PLC, Gtd. Notes	EUR	5.88	11/15/2024	340,000	[c]	344,463
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	490,000	[c]	322,071
					3,327,635
Banks - .2%
Citigroup Inc., Jr. Sub. Notes, Ser. U		5.00	9/12/2024	200,000	[e]	178,502

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Banks - .2% (continued)
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. HH		4.60	2/1/2025	160,000	[e]	141,400
					319,902
Beverage Products - .1%
Primo Water Holdings Inc., Gtd. Notes		4.38	4/30/2029	260,000	[c]	224,841
Building Materials - ..3%
Eco Material Technologies Inc., Sr. Scd. Notes		7.88	1/31/2027	387,000	[c]	370,188
Standard Industries Inc., Sr. Unscd. Notes		4.75	1/15/2028	207,000	[c]	186,579
					556,767
Chemicals - 1.1%
Consolidated Energy Finance SA, Gtd. Notes		5.63	10/15/2028	344,000	[c]	292,736
Iris Holdings Inc., Sr. Unscd. Notes		8.75	2/15/2026	294,000	[c,d]	252,840
Italmatch Chemicals SPA, Sr. Scd. Notes, 3 Month EURIBOR +4.75%	EUR	6.93	9/30/2024	340,000	[c,f]	349,701
NOVA Chemicals Corp., Sr. Unscd. Notes		4.88	6/1/2024	70,000	[c]	67,885
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	3.88	10/1/2028	270,000	[c]	235,532
Olympus Water US Holding Corp., Sr. Scd. Notes		4.25	10/1/2028	200,000	[c]	162,631
Olympus Water US Holding Corp., Sr. Unscd. Notes		6.25	10/1/2029	380,000	[c]	288,992
Trinseo Materials Finance Inc., Gtd. Bonds		5.13	4/1/2029	70,000	[c]	45,431
Trinseo Materials Finance Inc., Gtd. Notes		5.38	9/1/2025	223,000	[c]	183,770
					1,879,518
Collateralized Loan Obligations Debt - 45.9%
Adagio VIII DAC CLO, Ser. 8A, Cl. E, 3 Month EURIBOR +6.03%	EUR	7.41	4/15/2032	3,000,000	[c,f]	2,593,012
Barings Euro DAC CLO, Ser. 2015-1A, CI. ERR, 3 Month EURIBOR +6.86%	EUR	8.40	7/25/2035	1,500,000	[c,f]	1,270,551
Barings Euro DAC CLO, Ser. 2018-3A, Cl. E, 3 Month EURIBOR +5.79%	EUR	7.37	7/27/2031	2,150,000	[c,f]	1,831,008
Barings Euro DAC CLO, Ser. 2019-1A, CI. ER, 3 Month EURIBOR +7.21%	EUR	8.59	4/15/2036	1,500,000	[c,f]	1,220,262
Birch Grove 2 Ltd. CLO, Ser. 2021-2A, Cl. E, 3 Month LIBOR +6.95%		11.18	10/19/2034	1,250,000	[c,f]	1,090,010
Birch Grove 3 Ltd. CLO, Ser. 2021-3A, Cl. E, 1 Month LIBOR +6.98%		11.21	1/19/2035	2,000,000	[c,f]	1,797,720

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Collateralized Loan Obligations Debt - 45.9% (continued)
BlueMountain Ltd. CLO, Ser. 2016-2A, CI. DR, 3 Month LIBOR +7.79%		12.47	8/20/2032	2,250,000	[c,f]	1,883,623
Cairn VI DAC CLO, Ser. 2016-6A, Cl. FR, 3 Month EURIBOR +8.25%	EUR	9.79	7/25/2029	2,700,000	[c,f]	2,382,767
Capital Four DAC CLO, Ser. 1A, CI. E, 3 Month EURIBOR +6.47%	EUR	7.85	1/15/2033	1,000,000	[c,f]	876,855
Carlyle Euro DAC CLO, Ser. 2017-1A, Cl. DR, 3 Month EURIBOR +6.47%	EUR	7.85	7/15/2034	1,000,000	[c,f]	867,407
Carlyle Euro DAC CLO, Ser. 2019-1A, CI. D, 3 Month EURIBOR +6.12%	EUR	8.17	3/15/2032	4,200,000	[c,f]	3,616,432
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2015-1A, CI. ER, 3 Month EURIBOR +8.03%	EUR	9.41	1/16/2033	1,000,000	[c,f]	764,929
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2016-2A, Cl. DRR, 3 Month EURIBOR +6.14%	EUR	7.52	4/15/2034	1,500,000	[c,f]	1,269,887
Cathedral Lake VIII Ltd. CLO, Ser. 2021-8A, Cl. E, 3 Month LIBOR +7.49%		11.73	1/20/2035	1,000,000	[c,f]	887,601
Contego VII DAC CLO, Ser. 7A, Cl. F, 3 Month EURIBOR +8.76%	EUR	10.26	5/14/2032	3,500,000	[c,f]	2,915,370
CQS US Ltd. CLO, Ser. 2022-2A, Cl. E1, 3 Month TSFR +6.85%		10.20	7/20/2031	1,000,000	[c,f]	907,712
Crown Point 8 Ltd. CLO, Ser. 2019-8A, Cl. ER, 3 Month LIBOR +7.13%		11.37	10/20/2034	3,000,000	[c,f]	2,790,336
CVC Cordatus Loan Fund XIV DAC CLO, Ser. 14A, Cl. E, 3 Month EURIBOR +5.90%	EUR	7.72	5/22/2032	3,000,000	[c,f]	2,651,710
CVC Cordatus Loan Fund XVIII DAC CLO, Ser. 18A, Cl. FR, 3 Month EURIBOR +8.85%	EUR	10.46	7/29/2034	2,000,000	[c,f]	1,612,890
Dryden 66 Euro DAC CLO, Ser. 2018-66A, CI. E, 3 Month EURIBOR +5.41%	EUR	6.81	1/18/2032	2,000,000	[c,f]	1,636,460
Dryden 88 Euro DAC CLO, Ser. 2020-88A, Cl. E, 3 Month EURIBOR +6.01%	EUR	7.47	7/20/2034	1,000,000	[c,f]	831,822
Elevation Ltd. CLO, Ser. 2013-1A, Cl. D1R2, 3 Month LIBOR +7.65%		12.26	8/15/2032	2,500,000	[c,f]	2,164,668
Elm Park DAC CLO, Ser. 1A, CI. DRR, 3 Month EURIBOR +6.16%	EUR	7.54	4/15/2034	1,167,000	[c,f]	1,001,907
Fidelity Grand Harbour DAC CLO, Ser. 2021-1A, Cl. E, 3 Month EURIBOR +6.22%	EUR	7.60	10/15/2034	1,000,000	[c,f]	862,259
Fidelity Grand Harbour DAC CLO, Ser. 2021-1A, Cl. F, 3 Month EURIBOR +9.15%	EUR	10.53	10/15/2034	1,000,000	[c,f]	820,499

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Collateralized Loan Obligations Debt - 45.9% (continued)
Franklin Park Place I LLC CLO, Ser. 2022-1A, Cl. E, 3 Month TSFR +7.50%		11.33	4/14/2035	1,300,000	[c,f]	1,156,297
GoldenTree Loan Management EUR 4 DAC CLO, Ser. 4A, Cl. ER, 3 Month EURIBOR +6.07%	EUR	7.53	7/20/2034	1,500,000	[c,f]	1,300,740
Greywolf II Ltd. CLO, Ser. 2013-1A, Cl. DRR, 3 Month LIBOR +7.05%		11.13	4/15/2034	2,000,000	[c,f]	1,789,780
ICG Euro DAC CLO, Ser. 2021-1A, Cl. E, 3 Month EURIBOR +6.46%	EUR	7.84	10/15/2034	1,000,000	[c,f]	848,945
MidOcean Credit X CLO, Ser. 2019-10A, Cl. ER, 3 Month LIBOR +7.16%		11.48	10/23/2034	4,000,000	[c,f]	3,324,072
Northwoods Capital 22 Ltd. CLO, Ser. 2020-22A, Cl. ER, 3 Month TSFR +8.19%		12.59	9/1/2031	1,100,000	[c,f]	951,626
Northwoods Capital 25 Ltd. CLO, Ser. 2021-25A, CI. E, 3 Month LIBOR +7.14%		11.38	7/20/2034	3,000,000	[c,f]	2,579,550
Northwoods Capital 27 Ltd. CLO, Ser. 2021-27A, Cl. E, 3 Month LIBOR +7.04%		11.12	10/17/2034	1,150,000	[c,f]	933,567
Purple Finance 2 DAC CLO, Ser. 2A, Cl. E, 3 Month EURIBOR +6.40%	EUR	7.86	4/20/2032	2,600,000	[c,f]	2,231,388
Purple Finance 2 DAC CLO, Ser. 2A, Cl. F, 3 Month EURIBOR +8.84%	EUR	10.30	4/20/2032	2,300,000	[c,f]	1,897,427
Rockford Tower Europe DAC CLO, Ser. 2019-1A, Cl. E, 3 Month EURIBOR +6.03%	EUR	7.49	1/20/2033	2,000,000	[c,f]	1,770,081
Sound Point XXIII CLO, Ser. 2019-2A, Cl. ER, 3 Month LIBOR +6.47%		10.55	7/15/2034	4,750,000	[c,f]	3,828,134
Toro European 2 DAC CLO, Ser. 2A, Cl. ERR, 3 Month EURIBOR +6.47%	EUR	8.01	7/25/2034	2,000,000	[c,f]	1,738,494
Toro European 6 DAC CLO, Ser. 6A, Cl. F, 3 Month EURIBOR +8.49%	EUR	9.81	1/12/2032	2,745,000	[c,f]	2,248,117
Trimaran CAVU Ltd. CLO, Ser. 2019-1A, CI. E, 3 Month LIBOR +7.04%		11.28	7/20/2032	2,100,000	[c,f]	1,849,445
Trimaran CAVU Ltd. CLO, Ser. 2021-2A, CI. E, 3 Month LIBOR +7.20%		11.56	10/25/2034	2,000,000	[c,f]	1,793,336
Trinitas XI Ltd. CLO, Ser. 2019-11A, CI. ER, 3 Month LIBOR +7.27%		11.35	7/15/2034	2,000,000	[c,f]	1,650,876
Venture 39 Ltd. CLO, Ser. 2021-39A, Cl. E, 3 Month LIBOR +7.63%		11.71	4/15/2033	2,350,000	[c,f]	2,008,120
Venture 41 Ltd. CLO, Ser. 2021-41A, Cl. E, 3 Month LIBOR +7.71%		11.95	1/20/2034	2,000,000	[c,f]	1,747,894
Wellfleet Ltd. CLO, Ser. 2021-3A, Cl. E, 3 Month LIBOR +7.10%		11.18	1/15/2035	1,000,000	[c,f]	830,350

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Collateralized Loan Obligations Debt - 45.9% (continued)
Wellfleet X Ltd. CLO, Ser. 2019-XA, Cl. DR, 3 Month LIBOR +6.61%		10.85	7/20/2032	4,000,000	[c,f]	3,249,012
					80,274,948
Collateralized Loan Obligations Equity - 3.1%
Blackrock European VIII DAC CLO, Ser. 8A, Cl. SUB	EUR	7.91	7/20/2032	1,425,000	[c,g]	800,830
Madison Park Funding X Ltd. CLO, Ser. 2012-10A, Cl. SUB		0.00	1/20/2029	5,000,000	[c,g]	6,250
Providus II DAC CLO, Ser. 2A, Cl. SUB	EUR	11.14	7/15/2031	1,000,000	[c,g]	413,926
Wind River Ltd. CLO, Ser. 2016-1KRA, CI. SUB		11.61	1/15/2029	11,350,000	[c,g]	4,123,217
					5,344,223
Commercial & Professional Services - 3.8%
Albion Financing 1 SARL, Sr. Scd. Notes	EUR	5.25	10/15/2026	410,000	[c]	385,088
Allied Universal Holdco LLC, Sr. Scd. Notes		4.63	6/1/2028	220,000	[c]	182,116
Allied Universal Holdco LLC, Sr. Scd. Notes		6.63	7/15/2026	360,000	[c]	330,142
APi Group DE Inc., Gtd. Notes		4.75	10/15/2029	62,000	[c]	54,062
APX Group Inc., Gtd. Notes		5.75	7/15/2029	512,000	[c]	424,697
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds	EUR	4.75	11/30/2028	370,000	[c]	333,389
Castor SPA, Sr. Scd. Bonds	EUR	6.00	2/15/2029	670,000	[c]	643,069
Castor SPA, Sr. Scd. Bonds, 3 Month EURIBOR +5.25%	EUR	7.30	2/15/2029	380,000	[c,f]	395,770
HealthEquity Inc., Gtd. Notes		4.50	10/1/2029	263,000	[c]	230,164
Kapla Holding SAS, Sr. Scd. Bonds	EUR	3.38	12/15/2026	260,000	[c]	248,149
La Financiere Atalian SASU, Gtd. Bonds	EUR	5.13	5/15/2025	306,000	[c]	228,954
La Financiere Atalian SASU, Gtd. Notes	GBP	6.63	5/15/2025	600,000		500,112
Loxam SAS, Sr. Scd. Notes	EUR	3.75	7/15/2026	440,000		426,560
MPH Acquisition Holdings LLC, Sr. Scd. Notes		5.50	9/1/2028	280,000	[c]	218,999
Neptune Bidco US Inc., Sr. Scd. Notes		9.29	4/15/2029	215,000	[c]	203,058
Prime Security Services Borrower LLC, Scd. Notes		6.25	1/15/2028	626,000	[c]	571,050
United Rentals North America Inc., Sr. Scd. Notes		6.00	12/15/2029	161,000	[c]	160,304
Verisure Midholding AB, Gtd. Notes	EUR	5.25	2/15/2029	665,000	[c]	571,259
Verscend Escrow Corp., Sr. Unscd. Notes		9.75	8/15/2026	338,000	[c]	331,869
Villa Dutch Bidco BV, Sr. Scd. Bonds	EUR	9.00	11/3/2029	140,000	[c]	141,621
					6,580,432

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Consumer Discretionary - 3.4%
Allwyn International AS, Sr. Scd. Notes	EUR	3.88	2/15/2027	400,000	[c]	388,269
Banijay Entertainment SASU, Sr. Scd. Bonds	EUR	3.50	3/1/2025	160,000	[c]	161,779
Banijay Group SAS, Sr. Unscd. Notes	EUR	6.50	3/1/2026	400,000	[c]	405,148
Caesars Entertainment Inc., Sr. Scd. Notes		6.25	7/1/2025	130,000	[c]	126,582
Carnival Corp., Gtd. Notes		6.00	5/1/2029	80,000	[c]	53,461
Carnival Corp., Sr. Unscd. Notes		7.63	3/1/2026	360,000	[c]	285,971
Carnival Holdings Bermuda Ltd., Gtd. Notes		10.38	5/1/2028	246,000	[c]	252,983
CCM Merger Inc., Sr. Unscd. Notes		6.38	5/1/2026	425,000	[c]	401,034
CDI Escrow Issuer Inc., Sr. Unscd. Notes		5.75	4/1/2030	370,000	[c]	332,328
Churchill Downs Inc., Gtd. Notes		4.75	1/15/2028	240,000	[c]	215,141
Everi Holdings Inc., Gtd. Notes		5.00	7/15/2029	201,000	[c]	172,914
Golden Entertainment Inc., Sr. Unscd. Notes		7.63	4/15/2026	210,000	[c]	207,311
Hilton Domestic Operating Co., Gtd. Notes		3.63	2/15/2032	120,000	[c]	96,310
Hilton Domestic Operating Co., Gtd. Notes		4.00	5/1/2031	100,000	[c]	83,869
KB Home, Gtd. Notes		4.00	6/15/2031	127,000		102,251
Las Vegas Sands Corp., Sr. Unscd. Notes		3.20	8/8/2024	190,000		179,700
NCL Corp., Gtd. Notes		5.88	3/15/2026	139,000	[c]	109,421
NCL Corp., Sr. Scd. Notes		5.88	2/15/2027	182,000	[c]	157,877
Nobel Bidco BV, Sr. Scd. Bonds	EUR	3.13	6/15/2028	870,000	[c]	635,257
Royal Caribbean Cruises Ltd., Gtd. Notes		9.25	1/15/2029	30,000	[c]	30,864
Royal Caribbean Cruises Ltd., Sr. Scd. Notes		8.25	1/15/2029	411,000	[c]	413,569
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		5.50	8/31/2026	260,000	[c]	219,050
Scientific Games Holdings LP, Sr. Unscd. Notes		6.63	3/1/2030	479,000	[c]	405,234
Scientific Games International Inc., Gtd. Notes		7.25	11/15/2029	237,000	[c]	227,947
Station Casinos LLC, Gtd. Notes		4.50	2/15/2028	180,000	[c]	156,768
Taylor Morrison Communities Inc., Sr. Unscd. Notes		5.13	8/1/2030	60,000	[c]	52,081
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	166,000	[c]	149,041
					6,022,160
Consumer Durables & Apparel - .2%
Crocs Inc., Gtd. Notes		4.25	3/15/2029	200,000	[c]	169,675

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Consumer Durables & Apparel - .2% (continued)
Levi Strauss & Co., Sr. Unscd. Notes		3.50	3/1/2031	186,000	[c]	147,868
					317,543
Consumer Staples - .5%
Kronos Acquisition Holdings Inc., Sr. Scd. Notes		5.00	12/31/2026	520,000	[c]	450,450
Newell Brands Inc., Sr. Unscd. Notes		4.45	4/1/2026	415,000		391,343
Newell Brands Inc., Sr. Unscd. Notes		5.63	4/1/2036	43,000		36,997
					878,790
Diversified Financials - 2.0%
AG TTMT Escrow Issuer LLC, Sr. Scd. Notes		8.63	9/30/2027	90,000	[c]	90,563
Ally Financial Inc., Gtd. Notes		8.00	11/1/2031	196,000		202,873
Compass Group Diversified Holdings LLC, Gtd. Notes		5.25	4/15/2029	261,000	[c]	223,701
Encore Capital Group Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	300,000	[c]	281,059
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	455,000	[c]	430,600
Garfunkelux Holdco 3 SA, Sr. Scd. Notes	EUR	6.75	11/1/2025	170,000	[c]	146,641
Intrum AB, Sr. Unscd. Notes	EUR	9.25	3/15/2028	330,000	[c]	350,158
Motion Finco Sarl, Sr. Scd. Bonds	EUR	7.00	5/15/2025	330,000	[c]	353,645
NFP Corp., Sr. Scd. Notes		4.88	8/15/2028	79,000	[c]	67,355
NFP Corp., Sr. Unscd. Notes		6.88	8/15/2028	70,000	[c]	57,854
OneMain Finance Corp., Gtd. Notes		6.13	3/15/2024	280,000		271,460
OneMain Finance Corp., Gtd. Notes		6.63	1/15/2028	260,000		239,871
PennyMac Financial Services Inc., Gtd. Notes		5.38	10/15/2025	230,000	[c]	207,684
PennyMac Financial Services Inc., Gtd. Notes		5.75	9/15/2031	515,000	[c]	409,160
Rocket Mortgage LLC, Gtd. Notes		3.63	3/1/2029	270,000	[c]	214,406
					3,547,030
Electronic Components - .6%
Belden Inc., Gtd. Notes	EUR	3.88	3/15/2028	400,000	[c]	392,390
Energizer Gamma Acquisition BV, Gtd. Bonds	EUR	3.50	6/30/2029	260,000	[c]	223,647
Sensata Technologies BV, Gtd. Notes		5.88	9/1/2030	240,000	[c]	227,801
TTM Technologies Inc., Gtd. Notes		4.00	3/1/2029	300,000	[c]	257,697
					1,101,535
Energy - 3.8%
Aethon United Finance Corp., Sr. Unscd. Notes		8.25	2/15/2026	167,000	[c]	165,848
Antero Midstream Partners LP, Gtd. Notes		5.75	3/1/2027	545,000	[c]	516,157

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Energy - 3.8% (continued)
Antero Midstream Partners LP, Gtd. Notes	5.75	1/15/2028	320,000	[c]	297,386
Antero Resources Corp., Gtd. Notes	5.38	3/1/2030	160,000	[c]	148,554
Antero Resources Corp., Gtd. Notes	7.63	2/1/2029	161,000	[c]	162,103
Archrock Partners LP, Gtd. Notes	6.25	4/1/2028	240,000	[c]	219,993
Blue Racer Midstream LLC, Sr. Unscd. Notes	6.63	7/15/2026	960,000	[c]	930,739
Blue Racer Midstream LLC, Sr. Unscd. Notes	7.63	12/15/2025	185,000	[c]	183,853
CQP Holdco LP, Sr. Scd. Notes	5.50	6/15/2031	500,000	[c]	437,690
Crestwood Midstream Partners LP, Gtd. Notes	5.63	5/1/2027	25,000	[c]	23,293
CVR Energy Inc., Gtd. Bonds	5.25	2/15/2025	544,000	[c]	501,288
EnLink Midstream LLC, Gtd. Notes	6.50	9/1/2030	167,000	[c]	165,505
EQM Midstream Partners LP, Sr. Unscd. Notes	4.00	8/1/2024	135,000		129,963
EQM Midstream Partners LP, Sr. Unscd. Notes	5.50	7/15/2028	396,000		354,797
EQM Midstream Partners LP, Sr. Unscd. Notes	7.50	6/1/2027	64,000	[c]	62,757
Matador Resources Co., Gtd. Notes	5.88	9/15/2026	279,000		268,654
PDC Energy Inc., Gtd. Notes	5.75	5/15/2026	150,000		143,430
Permian Resources Operating LLC, Gtd. Notes	5.38	1/15/2026	60,000	[c]	54,712
Rockcliff Energy II LLC, Sr. Unscd. Notes	5.50	10/15/2029	465,000	[c]	426,045
Southwestern Energy Co., Gtd. Notes	5.38	3/15/2030	560,000		511,809
Targa Resources Partners LP, Gtd. Notes	4.88	2/1/2031	310,000		280,333
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes	3.88	11/1/2033	510,000	[c]	417,560
Western Midstream Operating LP, Sr. Unscd. Notes	4.30	2/1/2030	250,000		218,794
				6,621,263
Environmental Control - .4%
Covanta Holding Corp., Gtd. Notes	4.88	12/1/2029	300,000	[c]	246,171
Covanta Holding Corp., Gtd. Notes	5.00	9/1/2030	150,000		121,457
Harsco Corp., Gtd. Notes	5.75	7/31/2027	201,000	[c]	159,020
Waste Pro USA Inc., Sr. Unscd. Notes	5.50	2/15/2026	236,000	[c]	208,945
				735,593
Food Products - .4%
Chobani LLC, Gtd. Notes	7.50	4/15/2025	90,000	[c]	87,780
Chobani LLC, Sr. Scd. Notes	4.63	11/15/2028	73,000	[c]	63,672
Pilgrim's Pride Corp., Gtd. Notes	3.50	3/1/2032	143,000	[c]	112,104
Post Holdings Inc., Gtd. Notes	4.63	4/15/2030	250,000	[c]	216,206

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Food Products - .4% (continued)
United Natural Foods Inc., Gtd. Notes		6.75	10/15/2028	290,000	[c]	279,105
					758,867
Forest Products & Paper - .2%
Sappi Papier Holding GmbH, Gtd. Bonds	EUR	3.63	3/15/2028	380,000		350,840
Health Care - 3.1%
Acadia Healthcare Co., Gtd. Notes		5.50	7/1/2028	90,000	[c]	85,509
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	260,000	[c]	217,823
Chrome Bidco SASU, Sr. Scd. Bonds	EUR	3.50	5/31/2028	420,000	[c]	379,239
Cidron Aida Finco SARL, Sr. Scd. Bonds	EUR	5.00	4/1/2028	760,000	[c]	701,436
Cidron Aida Finco SARL, Sr. Scd. Bonds	GBP	6.25	4/1/2028	770,000	[c]	761,027
Jazz Securities DAC, Sr. Scd. Notes		4.38	1/15/2029	240,000	[c]	214,338
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	290,000	[c]	234,246
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	196,000	[c]	156,027
Nidda Healthcare Holding GmbH, Sr. Scd. Notes	EUR	3.50	9/30/2024	980,000	[c]	1,024,913
Option Care Health Inc., Gtd. Notes		4.38	10/31/2029	370,000	[c]	324,114
Organon & Co., Sr. Unscd. Notes		5.13	4/30/2031	387,000	[c]	335,775
Prime Healthcare Services Inc., Sr. Scd. Notes		7.25	11/1/2025	174,000	[c]	147,306
Tenet Healthcare Corp., Gtd. Notes		6.13	10/1/2028	520,000	[c]	466,664
Tenet Healthcare Corp., Scd. Notes		6.25	2/1/2027	350,000	[c]	336,889
					5,385,306
Industrial - 1.2%
Chart Industries Inc., Sr. Scd. Notes		7.50	1/1/2030	95,000	[c]	95,621
Dycom Industries Inc., Gtd. Notes		4.50	4/15/2029	400,000	[c]	348,736
Husky III Holding Ltd., Sr. Unscd. Notes		13.00	2/15/2025	502,000	[c,d]	445,525
Norican A/S, Sr. Scd. Bonds	EUR	4.50	5/15/2023	315,000		319,034
Promontoria Holding 264 BV, Sr. Scd. Bonds	EUR	6.38	3/1/2027	733,000	[c]	734,658
Titan Acquisition Ltd., Sr. Unscd. Notes		7.75	4/15/2026	107,000	[c]	96,532
					2,040,106
Information Technology - .4%
AthenaHealth Group Inc., Sr. Unscd. Notes		6.50	2/15/2030	1,019,000	[c]	752,845
Elastic NV, Sr. Unscd. Notes		4.13	7/15/2029	38,000	[c]	30,741
					783,586

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Insurance - .4%
Acrisure LLC, Sr. Scd. Notes		4.25	2/15/2029	270,000	[c]	223,213
Acrisure LLC, Sr. Unscd. Notes		7.00	11/15/2025	90,000	[c]	82,835
AssuredPartners Inc., Sr. Unscd. Notes		5.63	1/15/2029	165,000	[c]	136,016
AssuredPartners Inc., Sr. Unscd. Notes		7.00	8/15/2025	270,000	[c]	261,539
					703,603
Internet Software & Services - 1.0%
Cogent Communications Group Inc., Gtd. Notes		7.00	6/15/2027	360,000	[c]	353,224
Gen Digital Inc., Gtd. Notes		6.75	9/30/2027	250,000	[c]	245,325
iliad SA, Sr. Unscd. Bonds	EUR	5.38	6/14/2027	300,000		319,780
Match Group Holdings II LLC, Sr. Unscd. Notes		3.63	10/1/2031	280,000	[c]	215,086
Northwest Fiber LLC, Sr. Scd. Notes		4.75	4/30/2027	188,000	[c]	165,649
Northwest Fiber LLC, Sr. Unscd. Notes		6.00	2/15/2028	419,000	[c]	324,948
TripAdvisor Inc., Gtd. Notes		7.00	7/15/2025	158,000	[c]	156,358
					1,780,370
Materials - 1.6%
ARD Finance SA, Sr. Scd. Notes	EUR	5.00	6/30/2027	220,000	[c,d]	159,353
Ardagh Packaging Finance PLC, Gtd. Notes	GBP	4.75	7/15/2027	175,000	[c]	146,624
Fiber Bidco SPA, Sr. Scd. Bonds, 3 Month EURIBOR +6.00%	EUR	7.95	10/25/2027	330,000	[c,f]	353,590
Graham Packaging Co., Gtd. Notes		7.13	8/15/2028	214,000	[c]	178,898
Kleopatra Finco SARL, Sr. Scd. Bonds	EUR	4.25	3/1/2026	520,000	[c]	436,347
LABL Inc., Sr. Scd. Notes		6.75	7/15/2026	314,000	[c]	296,471
LABL Inc., Sr. Unscd. Notes		8.25	11/1/2029	106,000	[c]	84,625
LABL Inc., Sr. Unscd. Notes		10.50	7/15/2027	74,000	[c]	68,974
Mauser Packaging Solutions Holding Co., Sr. Unscd. Notes		7.25	4/15/2025	928,000	[c]	860,049
Pactiv Evergreen Group Issuer Inc., Sr. Scd. Notes		4.00	10/15/2027	310,000	[c]	275,482
					2,860,413
Media - 3.0%
Altice Financing SA, Sr. Scd. Bonds		5.75	8/15/2029	490,000	[c]	386,335
Altice Finco SA, Scd. Notes	EUR	4.75	1/15/2028	970,000	[c]	776,922
CCO Holdings LLC, Sr. Unscd. Notes		5.13	5/1/2027	740,000	[c]	691,360
CSC Holdings LLC, Gtd. Notes		5.38	2/1/2028	200,000	[c]	161,566
CSC Holdings LLC, Sr. Unscd. Notes		5.75	1/15/2030	296,000	[c]	167,594
DISH DBS Corp., Gtd. Notes		5.88	11/15/2024	550,000		512,212
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	106,000	[c]	109,302
Gray Television Inc., Gtd. Notes		4.75	10/15/2030	228,000	[c]	165,300

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Media - 3.0% (continued)
iHeartCommunications Inc., Sr. Scd. Notes		6.38	5/1/2026	475,000		437,750
Radiate Holdco LLC, Sr. Unscd. Notes		6.50	9/15/2028	166,000	[c]	69,826
Summer BidCo BV, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	361,397	[c,d]	282,100
Summer BidCo BV, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	196,094	[c,d]	153,067
UPC Broadband Finco BV, Sr. Scd. Notes		4.88	7/15/2031	580,000	[c]	483,610
Virgin Media Finance PLC, Gtd. Notes		5.00	7/15/2030	330,000	[c]	265,219
Ziggo Bond Co. BV, Sr. Unscd. Notes		6.00	1/15/2027	310,000	[c]	288,920
Ziggo BV, Sr. Scd. Notes		4.88	1/15/2030	360,000	[c]	301,835
					5,252,918
Metals & Mining - .0%
Taseko Mines Ltd., Sr. Scd. Notes		7.00	2/15/2026	80,000	[c]	70,447
Real Estate - 1.1%
Blackstone Mortgage Trust Inc., Sr. Scd. Notes		3.75	1/15/2027	150,000	[c]	129,173
Iron Mountain Inc., Gtd. Notes		5.25	7/15/2030	450,000	[c]	392,065
Ladder Capital Finance Corp., Gtd. Notes		5.25	10/1/2025	500,000	[c]	470,645
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	302,000	[c]	271,462
RLJ Lodging Trust LP, Sr. Scd. Notes		4.00	9/15/2029	410,000	[c]	332,965
SBA Communications Corp., Sr. Unscd. Notes		3.13	2/1/2029	270,000		224,976
Starwood Property Trust Inc., Sr. Unscd. Notes		3.75	12/31/2024	170,000	[c]	159,829
					1,981,115
Retailing - 2.2%
B&M European Value Retail SA, Sr. Scd. Notes	GBP	3.63	7/15/2025	300,000		339,110
Bath & Body Works Inc., Gtd. Notes		6.63	10/1/2030	180,000	[c]	169,220
eG Global Finance PLC, Sr. Scd. Notes	EUR	4.38	2/7/2025	160,000	[c]	149,570
eG Global Finance PLC, Sr. Scd. Notes	EUR	6.25	10/30/2025	466,000	[c]	439,668
Macy's Retail Holdings LLC, Gtd. Notes		4.50	12/15/2034	364,000		253,988
Macy's Retail Holdings LLC, Gtd. Notes		5.88	4/1/2029	180,000	[c]	159,637
New Red Finance Inc., Sr. Scd. Notes		3.88	1/15/2028	343,000	[c]	307,585
PetSmart Inc., Gtd. Notes		7.75	2/15/2029	250,000	[c]	235,267
Shiba Bidco SPA, Sr. Scd. Bonds	EUR	4.50	10/31/2028	354,000	[c]	327,301
SRS Distribution Inc., Gtd. Notes		6.00	12/1/2029	130,000	[c]	103,630
SRS Distribution Inc., Sr. Scd. Notes		4.63	7/1/2028	78,000	[c]	69,244
Staples Inc., Sr. Scd. Notes		7.50	4/15/2026	480,000	[c]	414,115
Staples Inc., Sr. Unscd. Notes		10.75	4/15/2027	270,000	[c]	194,854

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Retailing - 2.2% (continued)
The Very Group Funding PLC, Sr. Scd. Bonds	GBP	6.50	8/1/2026	469,000	[c]	408,352
Yum! Brands Inc., Sr. Unscd. Notes		5.38	4/1/2032	230,000		213,348
					3,784,889
Technology Hardware & Equipment - .2%
Western Digital Corp., Gtd. Notes		4.75	2/15/2026	370,000		349,250
Telecommunication Services - 2.7%
Altice France Holding SA, Gtd. Notes	EUR	4.00	2/15/2028	140,000	[c]	97,091
Altice France Holding SA, Gtd. Notes		6.00	2/15/2028	420,000	[c]	248,826
Altice France Holding SA, Sr. Scd. Notes		10.50	5/15/2027	240,000	[c]	183,516
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	200,000	[c]	157,054
Altice France SA, Sr. Scd. Notes		5.50	10/15/2029	332,000	[c]	253,753
CommScope Inc., Gtd. Notes		7.13	7/1/2028	335,000	[c]	240,025
CommScope Inc., Gtd. Notes		8.25	3/1/2027	137,000	[c]	106,391
Connect Finco SARL, Sr. Scd. Notes		6.75	10/1/2026	785,000	[c]	729,123
eircom Finance DAC, Sr. Scd. Bonds	EUR	2.63	2/15/2027	370,000		335,476
Frontier Communications Holdings LLC, Scd. Notes		5.88	11/1/2029	77,489		60,052
Frontier Communications Holdings LLC, Sr. Scd. Notes		5.88	10/15/2027	140,000	[c]	130,308
Frontier Communications Holdings LLC, Sr. Scd. Notes		8.75	5/15/2030	200,000	[c]	203,739
Lorca Telecom Bondco SA, Sr. Scd. Bonds	EUR	4.00	9/18/2027	720,000	[c]	692,688
PLT VII Finance SARL, Sr. Scd. Notes	EUR	4.63	1/5/2026	500,000	[c]	505,541
TalkTalk Telecom Group Ltd., Gtd. Notes	GBP	3.88	2/20/2025	160,000		152,800
Telecom Italia SPA, Sr. Unscd. Notes		5.30	5/30/2024	290,000	[c]	275,355
ViaSat Inc., Sr. Unscd. Notes		5.63	9/15/2025	300,000	[c]	278,810
					4,650,548
Transportation - .1%
First Student Bidco Inc., Sr. Scd. Notes		4.00	7/31/2029	163,000	[c]	135,057
Utilities - 1.5%
Calpine Corp., Sr. Scd. Notes		4.50	2/15/2028	380,000	[c]	339,790
Calpine Corp., Sr. Unscd. Notes		4.63	2/1/2029	370,000	[c]	318,074
Energia Group Ni Financeco PLC, Sr. Scd. Notes	GBP	4.75	9/15/2024	380,000		429,248
Energia Group Ni Financeco PLC, Sr. Scd. Notes	GBP	4.75	9/15/2024	630,000	[c]	711,648
NRG Energy Inc., Gtd. Notes		5.25	6/15/2029	270,000	[c]	238,793
Pike Corp., Gtd. Notes		5.50	9/1/2028	165,000	[c]	144,519
Solaris Midstream Holdings LLC, Gtd. Notes		7.63	4/1/2026	66,000	[c]	65,726

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 88.2% (continued)
Utilities - 1.5% (continued)
Vistra Corp., Jr. Sub. Notes		7.00	12/15/2026	393,000	[c,e]	358,172
					2,605,970
Total Bonds and Notes (cost $178,121,839)				154,293,886

Floating Rate Loan Interests - 49.8%
Advertising - .5%
ABG Intermediate Holdings 2, Second Lien Initial Term Loan, 1 Month Term SOFR +6.10%		10.42	12/20/2029	80,000	[f]	73,500
CB Poly US Holdings Inc., Initial Term Loan, 3 Month Term SOFR +5.50%		10.08	5/20/2029	141,489	[f]	132,823
Clear Channel Outdoor Holdings Inc., Term Loan B, 3 Month LIBOR +3.50%		7.91	8/21/2026	188,923	[f]	172,510
Summer BC Holdco B SARL, USD Additional Facility Term Loan B-2, 3 Month LIBOR +4.50%		9.23	12/4/2026	563,473	[f]	524,500
					903,333
Aerospace & Defense - .5%
Propulsion BC Newco LLC, Term Loan, 3 Month Term SOFR +4.00%		7.18	9/14/2029	500,000	[f]	487,500
Spirit AeroSystems Inc., New Initial Term Loan, 3 Month Term SOFR +4.50%		8.45	11/23/2027	383,654	[f]	381,137
					868,637
Airlines - .4%
AAdvantage Loyalty LP, Initial Term Loan, 3 Month LIBOR +4.75%		8.99	4/20/2028	689,805	[f]	687,974
Automobiles & Components - .1%
Burgess Point Purchaser, Initial Term Loan, 1 Month Term SOFR +5.25%		9.67	7/25/2029	217,000	[f]	198,013
Banks - .2%
Ascensus Holdings Inc., First Lien Initial Term Loan, 3 Month LIBOR +3.50%		8.25	8/2/2028	208,475	[f]	199,702
Ascensus Holdings Inc., Second Lien Initial Term Loan, 1 Month LIBOR +6.50%		10.89	8/2/2029	98,446	[f]	86,468
					286,170
Building Materials - 1.2%
BME Group Holding BV, Facility Term Loan B, 3 Month EURIBOR +3.50%	EUR	5.11	10/31/2026	1,000,000	[f]	995,904

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Building Materials - 1.2% (continued)
Cornerstone Building, New Term Loan B, 1 Month LIBOR +3.25%		7.57	4/12/2028	378,842	[f]	341,703
LSF10 XL Bidco SCA, Facility Term Loan B-4, 3 Month EURIBOR +3.93%	EUR	6.13	4/9/2028	853,470	[f]	741,882
					2,079,489
Chemicals - 2.6%
Aruba Investment Holding, Euro Term Loan B, 1 Month EURIBOR +4.00%	EUR	5.89	11/24/2027	982,500	[f]	1,014,907
Aruba Investment Holding, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.75%		8.14	11/24/2027	118,222	[f]	115,168
Axalta Coating Systems US, Term Loan B, 1 Month Term SOFR +3.00%		3.50	12/20/2029	140,625	[f]	140,941
ColourOZ Investment 1 GmbH, Second Lien Initial Euro Term Loan, 3 Month EURIBOR +4.25%	EUR	5.75	9/21/2024	135,290	[f]	108,616
ColourOZ Investment 2 LLC, First Lien Initial Term Loan B-2, 3 Month LIBOR +4.25%		8.57	9/7/2023	1,159,230	[f]	855,894
ColourOZ Investment 2 LLC, First Lien Initial Term Loan C, 3 Month LIBOR +4.25%		8.57	9/7/2023	191,635	[f]	141,490
ColourOZ Investment 2 LLC, Second Lien Initial Term Loan B-2, 3 Month LIBOR +4.25%		8.57	9/21/2024	2,303,171	[d,f]	1,669,799
Flint Group GmbH, First Lien Initial Term Loan B-8, 3 Month LIBOR +4.25%		8.57	9/21/2023	337,529	[f]	249,207
LSF11 Skyscraper Holdco, USD Facility Term Loan B-3, 3 Month LIBOR +3.50%		8.23	9/30/2027	307,571	[f]	301,420
					4,597,442
Commercial & Professional Services - 7.8%
Albion Acquisitions Ltd., Term Loan B, 3 Month EURIBOR +5.25%	EUR	6.75	7/31/2026	1,000,000	[f]	1,050,186
Allied Universal Holdco, USD Term Loan, 1 Month LIBOR +3.75%		8.08	5/14/2028	619,432	[f]	589,702
American Auto Auction, First Lien Tranche Term Loan B, 3 Month Term SOFR +5.15%		9.73	12/30/2027	386,100	[f]	303,282
APX Group Inc., Initial Term Loan, 3 Month LIBOR +3.25% & 3 Month PRIME +2.25%		8.24	7/9/2028	264,646	[f]	262,290
Axiom Global Inc., Initial Term Loan, 3 Month LIBOR +4.75%		9.04	10/1/2026	4,850,000	[f]	4,686,312

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Commercial & Professional Services - 7.8% (continued)
Boels Topholding BV, Facility Term Loan B-2, 1-3 Month EURIBOR +3.25%	EUR	4.97	2/5/2027	1,000,000	[f]	1,033,562
CIBT Global Inc., First Lien Term Loan, 3 Month LIBOR +1.00%		4.67	6/1/2024	1,043,791	[f]	735,873
Division Holding Corp., Term Loan B, 1 Month LIBOR +4.75%		5.50	5/27/2028	142,857	[f]	139,554
Electro Rent Corp., Extended Term Loan, 1 Month Term SOFR +5.50%		6.50	11/1/2024	195,833	[f]	188,979
Element Materials Technology, Delayed Draw Term Loan B, 3 Month Term SOFR +4.35%		8.93	6/24/2029	99,741	[f,h]	97,704
Element Materials Technology, Initial USD Term Loan B, 3 Month Term SOFR +4.35%		8.93	6/24/2029	216,105	[f]	211,693
Infinitas Learning Finco, Term Loan B, 3 Month EURIBOR +4.50%	EUR	6.70	9/30/2028	1,000,000	[f]	992,842
Modulaire Group Holdings, Facility Term Loan B, 3 Month EURIBOR +4.50%	EUR	6.70	12/31/2028	1,000,000	[f]	1,001,374
Neptune Bidco US Inc., Dollar Term Loan B, 3 Month Term SOFR +5.00%		8.82	4/11/2029	228,547	[f]	204,837
Praesidiad Ltd., Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	5.98	10/4/2024	1,000,000	[f]	861,712
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, 1 Month LIBOR +4.00%		8.38	7/8/2028	157,455	[f]	148,664
Vaco Holdings LLC, Initial Term Loan, 3 Month Term SOFR +5.00%		9.73	1/21/2029	142,461	[f,h]	137,890
WP/AP Holdings, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	6.20	11/18/2028	1,000,000	[f]	1,031,866
					13,678,322
Consumer Discretionary - 4.9%
Allen Media LLC, Term Loan B, 3 Month Term SOFR +5.50%		9.20	2/10/2027	167,054	[f]	137,559
AP Gaming I LLC, Term Loan B, 3 Month Term SOFR +4.00%		8.06	2/15/2029	263,802	[f]	250,612
Banijay Entertainment, Facility Term Loan B, 3 Month EURIBOR +3.75%	EUR	5.92	3/1/2025	1,000,000	[f]	1,060,886
Freshworld Holding IV GmbH, Facility Term Loan B-2, 6 Month EURIBOR +3.25%	EUR	5.69	10/2/2026	1,000,000	[f]	1,005,153
Safic - Alcan SAS, Term Loan B, 3 Month EURIBOR +5.13%	EUR	5.13	7/13/2029	1,000,000	[f]	1,014,251

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Consumer Discretionary - 4.9% (continued)
Scientific Games Holdings, Term Loan B-2, 1 Month Term SOFR +3.50%		7.10	4/4/2029	601,539	[f]	575,129
Silk Bidco AS, Facility Term Loan B, 6 Month EURIBOR +4.00%	EUR	4.91	2/22/2025	2,000,000	[f]	1,692,317
Stage Entertainment BV, Facility Term Loan B-2, 3 Month EURIBOR +3.25%	EUR	5.04	5/2/2026	1,000,000	[f]	1,001,540
Tecta America Corp., First Lien Initial Term Loan, 1 Month LIBOR +4.25%		8.69	4/9/2028	748,303	[f]	720,242
Vacalians Holding SAS, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	5.95	11/30/2025	1,000,000	[f]	1,040,124
					8,497,813
Consumer Staples - .3%
Kronos Acquisition Holdings, Tranche Term Loan B-1, 3 Month LIBOR +3.75%		8.48	12/22/2026	565,114	[f]	539,104
Diversified Financials - 2.2%
Advisor Group Holdings I, Term Loan B-1, 1 Month LIBOR +4.50%		8.88	7/31/2026	598,458	[f]	586,623
Apex Group Treasury LLC, Incremental Term Loan B, 1 Month Term SOFR +5.00%		5.50	7/27/2028	392,000	[f]	382,200
BHN Merger Sub Inc., First Lien Term Loan, 3 Month Term SOFR +3.00%		7.08	6/15/2025	498,695	[f]	487,252
Edelman Financial Center, 2021 Refinancing Term Loan, 1 Month LIBOR +3.50%		7.88	4/7/2028	528,658	[f]	494,692
Edelman Financial Center, Second Lien Initial Term Loan, 1 Month LIBOR +6.75%		11.13	7/20/2026	90,000	[f]	81,378
Hudson River Trading LLC, Term Loan, 1 Month LIBOR +3.26%		3.26	3/18/2028	408,357	[f]	387,174
Polystorm Bidco AB, New Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	6.20	10/5/2028	1,000,000	[f]	1,021,745
Russell Investments US, New 2025 Term Loan, 1 Month LIBOR +3.50%		7.88	5/30/2025	500,000	[f]	482,000
					3,923,064
Energy - .9%
Brazos Delaware II LLC, Initial Term Loan, 1 Month LIBOR +4.00%		7.94	5/29/2025	179,538	[f]	178,978
Freeport LNG Investments, Initial Term Loan B, 3 Month LIBOR +3.50%		7.74	12/21/2028	620,000	[f]	590,981

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Energy - .9% (continued)
Traverse Midstream Partners, Advance Term Loan, 3 Month Term SOFR +4.25%		8.41	9/27/2024	577,162	[f]	576,801
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%		9.13	6/21/2026	287,493	[f]	277,116
					1,623,876
Environmental Control - .1%
Northstar Group Services, Term Loan B, 1 Month Term SOFR +5.61%		9.94	11/12/2026	249,968	[f]	246,427
Food Products - 2.0%
Alphia Inc., Term Loan, 1 Month LIBOR +6.00%		10.38	3/5/2027	1,557,952	[f]	1,503,424
Biscuit Holding SASU, Facility Term Loan B, 6 Month EURIBOR +4.00%	EUR	5.86	2/14/2027	1,000,000	[f]	727,681
Sovos Brands Intermediate, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		7.91	6/8/2028	380,518	[f]	371,640
ZF Invest SAS, Term Loan B, 3 Month EURIBOR +3.93%	EUR	5.24	7/12/2028	1,000,000	[f]	915,963
					3,518,708
Health Care - 7.2%
Auris Luxembourg III SA, Facility Term Loan B-1, 6 Month EURIBOR +4.00%	EUR	6.44	2/21/2026	2,000,000	[f]	1,930,632
Baart Programs Inc., Delayed Draw Term Loan, 3 Month LIBOR +5.00%		9.07	6/11/2027	920,733	[f,h]	888,507
Baart Programs Inc., Term Loan, 1-3 Month LIBOR +5.00%		8.91	6/11/2027	1,061,750	[f]	1,024,589
Cidron Aida Finco SARL, Term Loan B, 3 Month EURIBOR +4.75%	EUR	4.75	6/1/2028	1,000,000	[f]	1,023,045
Financiere Verdi I SASU, Facility Term Loan B, 12 Month SONIA +4.50%	GBP	7.93	4/15/2028	1,500,000	[f]	1,487,915
Gainwell Acquisition Corp., Term Loan B, 3 Month LIBOR +4.00%		8.73	10/1/2027	339,240	[f]	319,310
Inovie SASU, Senior Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	6.20	3/3/2028	1,000,000	[f]	998,344
Inula Natural Health Group, Senior Facility Term Loan B, 3 Month EURIBOR +3.75%	EUR	5.95	12/11/2025	903,382	[f]	850,982
LifePoint Health Inc., First Lien Term Loan B, 3 Month LIBOR +3.75%		8.16	11/16/2025	300,000	[f]	283,537

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Health Care - 7.2% (continued)
Neuraxpharm Arzneimittel GmbH, Facility Term Loan B-1, 3 Month EURIBOR +4.25%	EUR	5.86	12/11/2027	633,857	[f]	653,916
Neuraxpharm Arzneimittel GmbH, Facility Term Loan B-2, 3 Month EURIBOR +4.25%	EUR	5.86	12/11/2027	366,143	[f]	377,730
Pathway Vet Alliance LLC, 2021 Replacement Term Loan, 1 Month LIBOR +3.75%		8.13	3/31/2027	170,607	[f]	143,025
PetVet Care Centers LLC, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%		10.63	2/15/2026	301,948	[f]	278,925
Pluto Acquisition I Inc., 2021 First Lien Term Loan, 3 Month LIBOR +4.00%		8.73	6/20/2026	180,329	[f]	122,623
Radiology Partners Inc., Replacement Term Loan B, 1 Month LIBOR +4.25%		8.64	7/9/2025	150,000	[f]	126,610
Sharp Midco LLC, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		8.73	1/20/2029	151,838	[f]	144,626
Sirona BidCo SASU, Facility Term Loan B, 3 Month EURIBOR +4.25%	EUR	6.33	12/17/2028	1,000,000	[f]	1,011,575
Surgery Center Holdings Inc., 2021 New Term Loan, 1 Month LIBOR +3.75%		8.05	8/31/2026	393,992	[f]	390,009
Team Health Holdings Inc., Extended Term Loan, 1 Month Term SOFR +5.25%		9.34	2/2/2027	129,132	[f]	97,696
US Anesthesia Partners Inc., Initial Term Loan, 1 Month LIBOR +4.25%		4.75	10/1/2028	139,646	[f]	133,315
WCG Purchaser Corp., First Lien Initial Term Loan, 1 Month LIBOR +4.00%		8.38	1/8/2027	380,902	[f]	347,892
					12,634,803
Industrial - 1.4%
Osmose Utilities Services, First Lien Initial Term Loan, 3 Month LIBOR +3.25%		7.27	6/22/2028	231,035	[f]	219,937
Qualtek LLC, Tranche Term Loan B, 3 Month LIBOR +6.25%		10.66	7/18/2025	2,923,437	[f]	1,936,777
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		8.73	3/8/2025	261,091	[f]	235,852
					2,392,566

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Information Technology - 4.3%
AthenaHealth Group Inc., Initial Delayed Draw Term Loan, 3 Month Term SOFR +3.50%		7.82	2/15/2029	61,726	[f,h]	55,884
AthenaHealth Group Inc., Initial Term Loan, 1 Month Term SOFR +3.50%		7.82	2/15/2029	362,363	[f]	328,069
Boxer Parent Co., 2021 Replacement Dollar Term Loan, 1 Month LIBOR +3.75%		8.13	10/2/2025	643,673	[f]	617,781
Boxer Parent Co., 2021 Replacement EURO Term Loan, 1 Month EURIBOR +4.00%	EUR	5.90	10/2/2025	984,526	[f]	993,883
Camelia Bidco Ltd., Facility Term Loan B-1, 3 Month SONIA +4.77%	GBP	8.20	10/5/2024	1,500,000	[f]	1,598,081
Concorde Lux SARL, Term Loan B, 3 Month EURIBOR +4.00%	EUR	5.16	3/1/2028	1,000,000	[f]	1,008,011
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%		8.63	12/16/2025	105,824	[f]	97,374
Finthrive Software Intermediate, Term Loan, 1 Month LIBOR +4.00%		8.38	12/17/2028	234,018	[f]	199,110
Genesys Cloud Services, Initial Euro Term Loan B-4, 3 Month EURIBOR +4.25%	EUR	5.86	12/1/2027	994,937	[f]	1,031,178
Grab Holdings Inc., Initial Term Loan, 1 Month LIBOR +4.50%		8.86	1/29/2026	270,787	[f]	268,080
Mitchell International, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		8.41	10/15/2028	319,196	[f]	295,092
Mitchell International, Second Lien Initial Term Loan, 3 Month LIBOR +6.50%		11.23	10/15/2029	107,692	[f]	89,990
Mitnick Corporate Purchaser, Initial Term Loan, 3 Month Term SOFR +4.75%		8.94	5/2/2029	223,440	[f]	209,895
Open Text Corp., Term Loan B, 1 Month Term SOFR +3.50%		7.86	11/16/2029	220,000	[f]	215,407
SolarWinds Holdings Inc., 2022 Refinancing Term Loan, 1 Month Term SOFR +4.00%		8.32	2/5/2027	192,308	[f]	190,705
UKG Inc., First Lien Initial Term Loan, 1 Month LIBOR +3.75%		8.13	5/3/2026	294,239	[f]	284,256
					7,482,796
Insurance - 4.7%
Acrisure LLC, 2022 Additional Term Loan, 3 Month Term SOFR +5.75%		9.92	2/15/2027	290,000	[f]	288,430

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Insurance - 4.7% (continued)
Alliant Holdings Intermediate, 2021-2 New Term Loan, 1 Month LIBOR +3.50%		7.85	11/6/2027	317,836	[f]	311,082
Asurion LLC, New Term Loan B-4, 1 Month LIBOR +5.25%		9.63	1/15/2029	71,244	[f]	55,799
Asurion LLC, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%		9.63	2/3/2028	1,083,367	[f]	851,342
BidCo SB SAS, Term Loan, 6 Month EURIBOR +3.75%	EUR	3.98	11/16/2028	1,000,000	[f]	1,026,128
Kereis SAS, Facility Term Loan B-1, 3 Month EURIBOR +3.75%	EUR	5.95	6/1/2027	1,000,000	[f]	1,025,400
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%		8.88	2/28/2025	567,269	[f]	538,906
Sedgwick Claims Management Services Inc., 2020 Term Loan, 1 Month LIBOR +4.25%		8.63	9/3/2026	6,871	[f]	6,801
Sedgwick CMS Inc., 2019 New Term Loan, 1 Month LIBOR +3.75%		8.13	9/3/2026	761,476	[f]	748,831
Selectquote, Initial Term Loan, 1 Month LIBOR +8.10%		12.42	11/5/2024	3,758,902	[f,i]	3,405,566
					8,258,285
Internet Software & Services - 2.1%
CNT Holdings I Corp., First Lien Initial Term Loan, 3 Month Term SOFR +3.50%		7.24	11/8/2027	501,723	[f]	486,895
Endure Digital Inc., Initial Term Loan, 1 Month LIBOR +3.50%		7.72	2/10/2028	403,850	[f]	364,475
ION Trading Finance Ltd., Initial Dollar Term Loan, 3 Month LIBOR +4.75%		9.48	4/1/2028	128,050	[f]	121,785
ION Trading Finance Ltd., Initial Euro Term Loan, 3 Month EURIBOR +4.25%	EUR	6.45	4/1/2028	1,970,000	[f]	1,991,485
MH Sub I LLC, 2020 June New Term Loan, 1 Month LIBOR +3.75%		8.13	9/15/2024	274,297	[f]	267,146
Proofpoint Inc., Initial Term Loan, 3 Month LIBOR +3.25%		7.98	8/31/2028	483,800	[f]	466,395
					3,698,181
Materials - .9%
Berlin Packaging LLC, Tranche Term Loan B-5, 1-3 Month LIBOR +3.75%		8.18	3/11/2028	206,417	[f]	199,080
Charter Nex US Inc., 2021 Refinancing Term Loan, 1 Month LIBOR +3.75%		8.13	12/1/2027	78,373	[f]	76,273
Clydesdale Acquisition, Term Loan B, 1 Month Term SOFR +4.18%		8.60	4/13/2029	285,544	[f]	272,659

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Materials - .9% (continued)
Grinding Media Inc., First Lien Initial Term Loan, 6 Month LIBOR +4.00%		8.06	10/12/2028	429,789	[f]	401,853
MAR Bidco SARL, USD Facility Term Loan B, 3 Month LIBOR +4.30%		7.97	6/28/2028	108,951	[f]	99,690
Proampac PG Borrower LLC, 2020-1 Term Loan, 3-6 Month LIBOR +3.75%		8.07	11/3/2025	332,537	[f]	319,303
Valcour Packaging LLC, Second Lien Initial Term Loan, 3 Month LIBOR +7.00%		11.23	9/30/2029	240,000	[f]	186,000
					1,554,858
Media - 1.6%
DIRECTV Financing LLC, Closing Date Term Loan, 1 Month LIBOR +5.00%		9.38	8/2/2027	612,264	[f]	597,404
iHeartCommunications Inc., New Term Loan, 1 Month LIBOR +3.00%		7.38	5/1/2026	430,000	[f]	395,467
NEP Europe Finco BV, Initial Euro Term Loan, 1 Month EURIBOR +3.50%	EUR	5.40	10/20/2025	1,929,648	[f]	1,816,688
					2,809,559
Retailing - .2%
Great Outdoors Group LLC, Term Loan B-2, 1 Month LIBOR +3.75%		8.13	3/5/2028	116,094	[f]	111,813
Staples Inc., 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%		9.44	4/12/2026	192,485	[f]	178,503
					290,316
Semiconductors & Semiconductor Equipment - .4%
Natel Engineering Co., Initial Term Loan, 1-3 Month LIBOR +6.25%		10.53	4/30/2026	662,841	[f]	622,520
Technology Hardware & Equipment - 1.7%
Access CIG LLC, First Lien Term Loan B, 3 Month LIBOR +3.75%		7.82	2/27/2025	169,604	[f]	166,512
Atlas CC Acquisition Corp., First Lien Term Loan B, 3 Month LIBOR +4.25%		8.98	5/25/2028	350,037	[f]	296,406
Atlas CC Acquisition Corp., First Lien Term Loan C, 3 Month LIBOR +4.25%		8.98	5/25/2028	71,194	[f]	60,286
Kronosnet CX Bidco, Term Loan B, 3 Month EURIBOR +5.75%	EUR	7.25	10/25/2029	1,000,000	[f]	988,834
Marnix SAS, Facility Term Loan B, 3 Month EURIBOR +3.00%	EUR	4.46	11/19/2026	1,000,000	[f]	1,018,753

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 49.8% (continued)
Technology Hardware & Equipment - 1.7% (continued)
Mcafee Corp., Tranche Term Loan B-1, 1 Month Term SOFR +3.75%		7.97	3/1/2029	427,800	[f]	399,381
					2,930,172
Telecommunication Services - 1.1%
CCI Buyer Inc., First Lien Initial Term Loan, 3 Month Term SOFR +4.00%		8.58	12/17/2027	598,897	[f]	573,743
Connect Finco SARL, Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR +3.50%		7.89	12/12/2026	259,203	[f]	256,746
Lorca Finco PLC, Facility Term Loan B, 6 Month EURIBOR +4.25%	EUR	6.82	9/18/2027	1,000,000	[f]	1,037,373
					1,867,862
Transportation - .1%
OLA Netherlands BV, Term Loan, 1 Month Term SOFR +6.25%		10.67	12/3/2026	145,478	[f]	138,204
Worldwide Express Inc., First Lien Initial Term Loan, 3 Month LIBOR +4.00%		8.73	7/26/2028	94,106	[f]	86,428
					224,632
Utilities - .4%
Compass Power Generation, Tranche Term Loan B-2, 1 Month Term SOFR +4.36%		8.58	4/14/2029	194,949	[f]	193,771
Eastern Power LLC, Term Loan B, 3 Month LIBOR +3.75%		8.48	10/2/2025	223,245	[f]	199,789
Hamilton Projects Acquiror, Term Loan, 3 Month LIBOR +4.50%		9.23	6/26/2027	300,000	[f]	295,687
					689,247
Total Floating Rate Loan Interests (cost $95,806,016)				87,104,169
Description				Shares		Value ($)
Common Stocks - .1%
Information Technology - .1%
Skillsoft Corp.				104,668	[j]	136,068
Media - .0%
Altice USA Inc., Cl. A				2,500	[j]	11,500
Total Common Stocks (cost $1,158,018)				147,568
Description	1-Day Yield (%)			Shares		Value ($)
Investment Companies - 9.4%
Registered Investment Companies - 9.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $16,460,427)		4.37		16,460,427	[k]	16,460,427

Total Investments (cost $291,546,300)	147.5%	258,006,050
Liabilities, Less Cash and Receivables	(47.5%)	(83,106,882)
Net Assets	100.0%	174,899,168

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

TSFR—Term SOFR (Secured Overnight Financing Rate) Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities were valued at $143,351,685 or 81.96% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

h Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

i The fund held Level 3 securities at December 31, 2022. These securities were valued at $3,405,566 or 1.9% of net assets.

j Non-income producing security.

k Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

December 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC
Euro	8,500,000	United States Dollar	9,056,360	1/23/2023	57,843
United States Dollar	1,144,297	Euro	1,080,000	1/23/2023	(13,743)
United States Dollar	14,310,793	Euro	13,740,000	1/31/2023	(430,278)
British Pound	190,000	United States Dollar	229,837	1/23/2023	16
United States Dollar	4,064,590	British Pound	3,355,000	1/23/2023	5,861
Euro	310,000	United States Dollar	330,147	1/31/2023	2,439
United States Dollar	3,454,519	Euro	3,250,000	1/31/2023	(32,270)
United States Dollar	3,684,906	British Pound	3,050,000	1/31/2023	(5,662)
United States Dollar	81,452,279	Euro	78,020,000	1/23/2023	(2,205,384)
United States Dollar	617,233	British Pound	500,000	1/31/2023	12,222
Gross Unrealized Appreciation					78,381
Gross Unrealized Depreciation					(2,687,337)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

December 31, 2022 (Unaudited)

The following is a summary of the inputs used as of December 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	85,619,171	-	85,619,171
Corporate Bonds	-	68,674,715	-	68,674,715
Equity Securities - Common Stocks	147,568	-	-	147,568
Floating Rate Loan Interests	-	83,698,603	3,405,566	87,104,169
Investment Companies	16,460,427	-	-	16,460,427
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	78,381	-	78,381
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(2,687,337)	-	(2,687,337)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2022, accumulated net unrealized depreciation on investments was $33,540,250, consisting of $1,615,039 gross unrealized appreciation and $35,155,289 gross unrealized depreciation.

At December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.